Vanguard® U.S. Quality Factor ETF
Schedule of Investments (unaudited)
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (4.6%)
	Newmont Corp. (XNYS)	55,318	6,973
	Southern Copper Corp.	27,457	5,735
	Fastenal Co.	43,365	2,138
	Anglogold Ashanti plc (XNYS)	16,725	1,879
	Hecla Mining Co.	87,611	1,741
	Avery Dennison Corp.	6,093	1,061
	SSR Mining Inc. (XTSE)	24,630	926
	CF Industries Holdings Inc.	6,513	847
	Aura Minerals Inc.	5,340	446
	Cabot Corp.	5,157	427
	FMC Corp.	25,875	298
	Caledonia Mining Corp. plc	9,180	232
	Sylvamo Corp.	5,475	197
*	Ecovyst Inc.	11,070	113
*	Constellium SE	2,998	79
			23,092
Consumer Discretionary (19.8%)
*	Spotify Technology SA	14,998	8,153
	Ross Stores Inc.	27,063	6,185
	Costco Wholesale Corp.	6,255	5,904
	TJX Cos. Inc.	41,140	5,509
*	Netflix Inc.	57,336	4,647
	Walmart Inc.	42,772	4,486
*	Airbnb Inc. Class A	18,733	3,432
	Best Buy Co. Inc.	37,196	2,981
	Target Corp.	16,955	2,728
	Expedia Group Inc.	7,194	2,281
	Williams-Sonoma Inc.	9,188	2,097
*	Take-Two Interactive Software Inc.	9,047	1,988
*	Ulta Beauty Inc.	3,607	1,937
*	Crocs Inc.	15,386	1,852
*	DraftKings Inc. Class A	72,431	1,759
	Macy's Inc.	75,743	1,663
	Genuine Parts Co.	12,085	1,640
*	BJ's Wholesale Club Holdings Inc.	17,545	1,590
*	Abercrombie & Fitch Co. Class A	10,939	1,565
*	Chewy Inc. Class A	64,500	1,535
	Ralph Lauren Corp.	4,155	1,441
	eBay Inc.	11,962	1,239
*	Grand Canyon Education Inc.	8,313	1,231
*	Five Below Inc.	4,809	1,187
*	Deckers Outdoor Corp.	13,162	1,146
	Pool Corp.	5,926	1,105
*	Lululemon Athletica Inc.	8,460	1,017
	New York Times Co. Class A	14,861	1,000
	Rush Enterprises Inc. Class A	12,798	983
	Acushnet Holdings Corp.	11,355	981
	BorgWarner Inc. (XNYS)	13,875	890
	Super Group SGHC Ltd.	64,441	873
	Rollins Inc.	23,739	856
	LKQ Corp.	31,288	785
	John Wiley & Sons Inc. Class A	14,891	780
*	Live Nation Entertainment Inc.	4,320	777
*	Coty Inc. Class A	266,298	759
	Interface Inc.	19,309	732
*	Trade Desk Inc. Class A	50,700	696
*	Helen of Troy Ltd.	22,627	681
	Interparfums Inc.	5,630	661
*	Liquidity Services Inc.	15,228	635

		Shares	Market Value ($000)
*	Covista Inc.	4,599	609
	Monarch Casino & Resort Inc.	5,002	603
	Global Industrial Co.	15,314	599
	Haverty Furniture Cos. Inc.	21,065	574
	G-III Apparel Group Ltd.	17,537	572
*	Sonos Inc.	36,085	563
*	NVR Inc.	88	556
	Perdoceo Education Corp.	14,678	488
*	Goodyear Tire & Rubber Co.	73,191	459
*	Revolve Group Inc.	20,490	455
	Columbia Sportswear Co.	7,601	436
	Signet Jewelers Ltd.	5,094	419
*	Champion Homes Inc.	4,587	410
	HNI Corp.	8,441	409
*	On Holding AG Class A	13,899	396
	Buckle Inc.	9,158	390
*	Capri Holdings Ltd.	27,923	370
*	Genesco Inc.	10,888	364
	La-Z-Boy Inc.	11,001	348
*	Citi Trends Inc.	4,654	317
	PriceSmart Inc.	1,797	306
*	Funko Inc. Class A	45,367	305
*	Rush Street Interactive Inc.	11,533	297
	Polaris Inc.	4,084	264
	Dick's Sporting Goods Inc.	1,868	252
*	Strattec Security Corp.	3,562	250
*	Urban Outfitters Inc.	3,064	247
*	Central Garden & Pet Co. Class A	6,615	246
	Sturm Ruger & Co. Inc.	6,489	246
*	American Public Education Inc.	5,360	245
*	SiteOne Landscape Supply Inc.	2,425	239
	Carter's Inc.	7,155	232
	Steven Madden Ltd.	5,040	218
*	Coupang Inc.	13,106	211
	American Eagle Outfitters Inc.	12,506	208
	Standard Motor Products Inc.	5,355	202
*	Thryv Holdings Inc.	100,479	192
	Arhaus Inc.	21,915	191
	Flexsteel Industries Inc.	2,340	186
	Johnson Outdoors Inc. Class A	4,005	180
	Scholastic Corp.	4,545	175
*	MasterCraft Boat Holdings Inc.	7,308	170
	Rush Enterprises Inc. Class B	2,168	169
*	Fox Factory Holding Corp.	8,220	168
*	Starz Entertainment Corp.	6,345	168
	Movado Group Inc.	4,562	154
	Cricut Inc. Class A	24,263	143
	Dana Inc.	3,825	115
*	ThredUP Inc. Class A	41,438	111
	Caleres Inc.	8,625	105
	Barnes & Noble Education Inc.	8,640	105
	MillerKnoll Inc.	4,185	95
*	Zumiez Inc.	5,085	91
*	Stitch Fix Inc. Class A	27,273	86
	Smith & Wesson Brands Inc.	6,390	81
			100,377
Consumer Staples (4.1%)
	Coca-Cola Co.	47,056	4,173
	Procter & Gamble Co.	28,116	4,080
*	US Foods Holding Corp.	15,212	1,595
	Hershey Co.	7,153	1,260
	Casey's General Stores Inc.	1,359	1,022
*	Performance Food Group Co.	7,340	728
	J & J Snack Foods Corp.	7,664	676
	General Mills Inc.	16,200	667
*	United Natural Foods Inc.	13,380	587
	WD-40 Co.	2,709	580
	Marzetti Co.	5,124	577
	Oil-Dri Corp. of America	5,983	538

		Shares	Market Value ($000)
*	Boston Beer Co. Inc. Class A	2,846	506
*	Monster Beverage Corp.	10,622	488
*	Guardian Pharmacy Services Inc. Class A	11,555	429
	Weis Markets Inc.	5,523	392
	Ingles Markets Inc. Class A	4,565	373
*	Vita Coco Co. Inc.	5,910	347
	Church & Dwight Co. Inc.	3,438	343
*	Honest Co. Inc.	58,725	336
	National Beverage Corp.	6,891	218
	Nu Skin Enterprises Inc. Class A	44,560	209
	John B Sanfilippo & Son Inc.	2,822	208
	Spectrum Brands Holdings Inc.	1,620	140
*	USANA Health Sciences Inc.	7,200	103
	Brown-Forman Corp. Class A	3,510	96
*	Mama's Creations Inc.	5,715	93
*	Lifeway Foods Inc.	3,240	84
			20,848
Energy (3.3%)
	Valero Energy Corp.	15,297	5,490
	APA Corp.	46,150	1,991
	Weatherford International plc	14,498	1,418
	Magnolia Oil & Gas Corp. Class A	48,311	1,297
	TechnipFMC plc	15,617	1,220
	Patterson-UTI Energy Inc.	92,675	1,171
	Marathon Petroleum Corp.	2,798	1,045
*	Oceaneering International Inc.	18,466	956
	Expand Energy Corp.	4,875	479
	Occidental Petroleum Corp.	7,218	434
	Range Resources Corp.	9,723	402
	CVR Energy Inc.	8,685	364
*	Forum Energy Technologies Inc.	2,999	246
	Halliburton Co.	3,840	142
*	Innovex International Inc.	3,960	121
	Riley Exploration Permian Inc.	2,940	115
			16,891
Financials (14.1%)
	Travelers Cos. Inc.	14,343	5,249
	JPMorgan Chase & Co. (XNYS)	11,340	4,037
	S&P Global Inc.	8,852	3,858
	State Street Corp.	12,708	2,432
	Allstate Corp.	8,865	2,285
	Globe Life Inc.	12,683	2,190
	RenaissanceRe Holdings Ltd.	6,517	2,135
	Northern Trust Corp.	10,449	1,939
	Primerica Inc.	6,412	1,844
	Ameriprise Financial Inc.	3,262	1,804
	Willis Towers Watson plc	4,996	1,691
	SEI Investments Co.	12,607	1,399
	Popular Inc.	7,864	1,323
	Hartford Insurance Group Inc.	9,561	1,313
	WSFS Financial Corp.	16,125	1,249
	Amalgamated Financial Corp.	24,823	1,193
	Axis Capital Holdings Ltd.	10,033	991
	MGIC Investment Corp.	29,843	915
	Northeast Bank	6,886	869
	CNO Financial Group Inc.	15,806	866
	City Holding Co.	5,956	851
*	Bancorp Inc.	12,504	813
	Westamerica BanCorp	13,981	812
	OFG Bancorp	15,514	808
	Amerant Bancorp Inc.	27,889	801
*	Heritage Insurance Holdings Inc.	23,743	798
	Bank of New York Mellon Corp.	4,919	793
	First Citizens BancShares Inc. Class A	360	779
	Central Pacific Financial Corp.	20,721	771
	First BanCorp (XNYS)	27,046	754
	Bank of NT Butterfield & Son Ltd.	12,710	748
	Charles Schwab Corp.	6,755	742
	BOK Financial Corp.	5,329	725

		Shares	Market Value ($000)
	Enterprise Financial Services Corp.	11,404	721
	Fidelity National Financial Inc.	15,427	717
	WaFd Inc.	18,501	662
	Carter Bankshares Inc.	21,152	661
	Cathay General Bancorp	10,620	650
	First Horizon Corp.	25,958	631
	Bank of Hawaii Corp.	7,904	600
	Pathward Financial Inc.	7,192	586
	Broadridge Financial Solutions Inc.	3,118	569
	Cohen & Steers Inc.	6,909	557
	Employers Holdings Inc.	11,325	556
	Pelagos Insurance Capital Ltd.	22,534	550
	Great Southern Bancorp Inc.	6,969	545
	Preferred Bank	5,260	539
	First Hawaiian Inc.	20,948	536
	Mercury General Corp.	5,179	528
	Univest Financial Corp.	12,504	519
	Hanmi Financial Corp.	16,514	512
	Trustmark Corp.	10,986	504
	Texas Capital Bancshares Inc.	4,999	486
	Banner Corp.	6,729	472
	Universal Insurance Holdings Inc.	10,913	469
	Provident Financial Services Inc.	18,903	442
	Lakeland Financial Corp.	7,462	441
*	NMI Holdings Inc.	9,943	441
	Raymond James Financial Inc.	2,440	435
	Midland States Bancorp Inc.	13,050	428
	Assured Guaranty Ltd.	5,630	421
	American International Group Inc.	5,487	419
	BankUnited Inc.	8,883	405
	Enact Holdings Inc.	8,294	400
	Community Financial System Inc.	6,229	391
	Palomar Holdings Inc.	2,744	364
	Hamilton Insurance Group Ltd. Class B	10,350	364
	AMERISAFE Inc.	13,765	358
	HomeTrust Bancshares Inc.	6,181	287
	Southern Missouri Bancorp Inc.	3,717	274
	Northrim BanCorp Inc.	9,635	246
	Red River Bancshares Inc.	2,115	212
	Cboe Global Markets Inc.	671	201
	Slide Insurance Holdings Inc.	8,239	192
	Bread Financial Holdings Inc.	1,800	188
	American Coastal Insurance Corp. Class C	19,491	185
	Southside Bancshares Inc.	5,835	184
*	Arch Capital Group Ltd.	1,845	181
	Investors Title Co.	611	180
	M&T Bank Corp.	683	160
	TrustCo Bank Corp. NY	2,790	158
	Kingstone Cos. Inc.	7,875	155
	Financial Institutions Inc.	3,650	148
	XP Inc. Class A	6,615	121
	Kinsale Capital Group Inc.	315	118
	Washington Trust Bancorp Inc.	3,015	118
	Orrstown Financial Services Inc.	2,772	116
	Unity Bancorp Inc.	1,845	107
*	Coastal Financial Corp.	2,250	106
	Wells Fargo & Co.	1,188	103
	Western Alliance Bancorp	1,260	98
	Kemper Corp.	3,243	91
			71,585
Health Care (9.7%)
	Gilead Sciences Inc.	53,896	7,887
	Eli Lilly & Co.	4,769	5,516
	Johnson & Johnson	15,442	4,105
*	Illumina Inc.	11,905	2,543
*	Exelixis Inc.	41,666	2,277
	Chemed Corp.	4,258	2,209
*	Medpace Holdings Inc.	3,697	2,196
*	Dexcom Inc.	23,742	2,162

		Shares	Market Value ($000)
*	Incyte Corp.	17,137	2,112
*	Glaukos Corp.	7,043	1,265
	Stryker Corp.	3,832	1,241
*	IDEXX Laboratories Inc.	2,224	1,238
*	Solventum Corp.	13,261	1,207
*	Insulet Corp.	7,710	1,146
*	AMN Healthcare Services Inc.	26,449	907
*	CorVel Corp.	13,106	903
*	United Therapeutics Corp.	1,507	769
*	Harmony Biosciences Holdings Inc.	17,884	704
*	Align Technology Inc.	4,009	641
*	BrightSpring Health Services Inc.	10,960	640
*	Tactile Systems Technology Inc.	27,294	627
	Merck & Co. Inc.	3,755	555
*	HealthEquity Inc.	5,138	496
*	Puma Biotechnology Inc.	42,945	391
*	Axsome Therapeutics Inc.	1,871	371
*	Healthcare Services Group Inc.	16,296	358
	DENTSPLY SIRONA Inc.	29,517	330
*	CareDx Inc.	6,435	322
*	Pediatrix Medical Group Inc.	12,035	316
*	Aurinia Pharmaceuticals Inc.	18,680	301
*	Alignment Healthcare Inc.	22,325	299
*	Henry Schein Inc.	3,240	291
*	Myriad Genetics Inc.	87,181	281
*	MiMedx Group Inc.	60,480	275
*	10X Genomics Inc. Class A	4,228	264
*	Enovis Corp.	8,388	206
*	Pacira BioSciences Inc.	7,883	204
	iRadimed Corp.	2,176	188
*	Kiniksa Pharmaceuticals International plc	2,250	177
*	Vanda Pharmaceuticals Inc.	28,560	154
*	AngioDynamics Inc.	9,180	148
*	Hinge Health Inc. Class A	1,575	146
*	Eton Pharmaceuticals Inc.	1,771	107
*	Doximity Inc. Class A	3,920	105
*	ADMA Biologics Inc.	10,305	97
*	Teladoc Health Inc.	14,310	91
*	Organogenesis Holdings Inc.	49,635	85
			48,853
Industrials (19.7%)
	3M Co.	39,845	6,847
	Cintas Corp.	31,334	6,323
	Trane Technologies plc	12,916	5,740
	Cummins Inc.	9,302	5,250
	American Express Co.	14,462	4,775
	Landstar System Inc.	13,692	2,473
	Donaldson Co. Inc.	23,887	2,171
	Toro Co.	21,840	2,136
	WW Grainger Inc.	1,620	2,121
	MSC Industrial Direct Co. Inc. Class A	17,131	2,037
	Ferguson Enterprises Inc.	8,408	1,888
	Synchrony Financial	23,174	1,786
	Comfort Systems USA Inc.	1,147	1,773
	Rockwell Automation Inc.	4,119	1,748
	Owens Corning	11,916	1,646
	Visa Inc. Class A (XNYS)	4,222	1,602
	RPM International Inc.	14,704	1,531
*	Paylocity Holding Corp.	9,237	1,480
	Armstrong World Industries Inc.	8,492	1,466
	Veralto Corp.	14,789	1,458
*	ExlService Holdings Inc.	37,737	1,437
	UL Solutions Inc. Class A	17,873	1,332
	Applied Industrial Technologies Inc.	4,084	1,323
	CH Robinson Worldwide Inc.	8,506	1,273
	Valmont Industries Inc.	2,708	1,272
	Acuity Inc.	3,738	1,240
	Fortune Brands Innovations Inc.	27,255	1,208
	Lincoln Electric Holdings Inc.	4,288	1,206

		Shares	Market Value ($000)
	FedEx Corp.	3,650	1,195
	Kforce Inc.	20,066	1,155
	PPG Industries Inc.	9,940	1,115
	Jack Henry & Associates Inc.	6,341	1,065
	Genpact Ltd.	27,063	1,028
	EMCOR Group Inc.	1,188	873
	TriNet Group Inc.	12,247	861
	Maximus Inc.	14,157	818
	Automatic Data Processing Inc.	2,681	767
	Expeditors International of Washington Inc.	3,945	748
	JB Hunt Transport Services Inc.	2,702	717
	Barrett Business Services Inc.	20,611	709
	Equifax Inc.	3,713	702
*	IES Holdings Inc.	2,264	686
	Crown Holdings Inc.	5,715	665
*	Core & Main Inc. Class A	15,372	660
	Zurn Elkay Water Solutions Corp. Class C	13,663	653
	Simpson Manufacturing Co. Inc.	3,546	648
	Cognex Corp.	10,388	633
*	MYR Group Inc.	2,070	603
*	IBEX Holdings Ltd.	15,419	593
	Caterpillar Inc. (XNYS)	730	582
	EnerSys	3,156	580
	Apogee Enterprises Inc.	14,821	579
	PayPal Holdings Inc. (XNGS)	10,998	579
	Lockheed Martin Corp.	1,020	572
	AGCO Corp.	4,814	570
	Greif Inc. Class A	6,691	554
*	ATI Inc.	2,569	525
	Enerpac Tool Group Corp.	13,654	510
	Moog Inc. Class A	1,350	502
	Napco Security Technologies Inc.	13,655	495
	ICF International Inc.	5,443	485
	Lennox International Inc.	1,210	463
	Argan Inc.	1,072	456
*	Legalzoom.com Inc.	71,809	447
	Brunswick Corp.	5,797	440
	Kelly Services Inc. Class A	24,616	423
	Insperity Inc.	7,652	408
*	Generac Holdings Inc.	2,118	393
*	Marqeta Inc. Class A	23,768	390
	Myers Industries Inc.	11,813	379
	Johnson Controls International plc	2,674	370
*	Everus Construction Group Inc.	3,199	368
	Karat Packaging Inc.	7,462	355
*	Trex Co. Inc.	7,515	343
	Cass Information Systems Inc.	5,985	336
	Curtiss-Wright Corp.	561	327
*	Proto Labs Inc.	3,587	287
*	FTI Consulting Inc.	1,856	279
	Fortive Corp.	4,680	275
	Quanex Building Products Corp.	13,606	261
	Watsco Inc.	840	260
*	Paysign Inc.	19,440	242
*	Energy Recovery Inc.	31,095	240
	Old Dominion Freight Line Inc.	1,144	229
	Paychex Inc.	1,746	222
*	Franklin Covey Co.	10,440	212
	Kennametal Inc.	6,944	204
	Powell Industries Inc.	1,035	186
	Gorman-Rupp Co.	2,290	173
	Allient Inc.	1,766	166
	Bel Fuse Inc. Class B	625	156
	Allegion plc	945	147
	Bel Fuse Inc. Class A	696	142
	Watts Water Technologies Inc. Class A	322	118
	Scorpio Tankers Inc.	1,395	110
	Sonoco Products Co.	1,935	107

		Shares	Market Value ($000)
*	RF Industries Ltd.	9,240	97
			99,980
Technology (23.6%)
*	Sandisk Corp.	5,853	9,170
*	Fortinet Inc.	48,103	8,222
*	Adobe Inc.	26,857	7,863
	Intuit Inc.	21,668	7,785
	Apple Inc.	23,557	7,464
	Western Digital Corp.	16,258	7,325
	Lam Research Corp.	19,387	5,845
	KLA Corp.	31,382	5,506
	Texas Instruments Inc.	20,793	5,425
	Vertiv Holdings Co. Class A	18,664	4,829
	QUALCOMM Inc.	25,287	4,311
*	Manhattan Associates Inc.	16,985	3,791
	NetApp Inc. (XNGS)	13,618	2,523
*	Gartner Inc.	12,606	2,497
	NVIDIA Corp.	9,837	2,172
*	Gitlab Inc. Class A	44,514	2,072
*	Docusign Inc.	31,152	2,064
*	Autodesk Inc.	7,692	1,989
*	HubSpot Inc.	7,340	1,918
	Paycom Software Inc.	7,186	1,718
*	Kyndryl Holdings Inc.	121,243	1,631
*	Maplebear Inc.	32,127	1,623
	Pegasystems Inc.	39,177	1,442
*	MongoDB Inc.	2,972	1,347
*	Semtech Corp.	8,647	1,150
*	Cirrus Logic Inc.	10,346	1,133
	CDW Corp.	7,257	1,100
*	PTC Inc.	6,723	1,047
*	Q2 Holdings Inc.	13,663	889
	Teradyne Inc.	2,541	889
*	Reddit Inc. Class A	5,519	816
*	Rambus Inc.	9,402	815
*	Atlassian Corp. Ltd. Class A	4,005	778
*	Qualys Inc.	3,912	728
*	Everpure Inc. Class A	7,081	658
*	Daktronics Inc.	29,158	569
*	Viant Technology Inc. Class A	39,642	511
*	NerdWallet Inc. Class A	51,427	508
	Shutterstock Inc.	81,092	449
*	F5 Inc.	1,069	435
*	Bumble Inc. Class A	156,237	428
*	Cargurus Inc.	11,792	421
*	Teradata Corp.	12,419	360
*	Cerence Inc.	42,042	355
	OneSpan Inc.	21,158	350
*	Mitek Systems Inc.	18,901	349
*	Innodata Inc.	6,030	340
	Meta Platforms Inc. Class A	587	336
	NVE Corp.	3,032	304
*	Vertex Inc. Class A	21,469	304
	Clear Secure Inc. Class A	5,986	264
	Adeia Inc.	10,121	255
*	Digital Turbine Inc.	22,305	240
*	Agilysys Inc.	1,923	224
*	Angi Inc.	47,610	221
*	Penguin Solutions Inc.	4,365	214
	Monolithic Power Systems Inc.	163	207
*	ZoomInfo Technologies Inc.	47,340	201
	A10 Networks Inc.	7,699	196
*	Amtech Systems Inc.	12,615	184
	Hackett Group Inc.	13,200	148
*	Procore Technologies Inc.	2,255	141
*	Tenable Holdings Inc.	2,835	108
*	Telos Corp.	19,440	94
*	Taboola.com Ltd.	24,885	93
*	Yelp Inc.	4,005	90

		Shares	Market Value ($000)
*	ON Semiconductor Corp.	1,120	83
			119,517
Telecommunications (0.9%)
*	Extreme Networks Inc.	45,876	1,032
	Ubiquiti Inc.	1,699	1,002
	IDT Corp. Class B	10,911	744
*	BK Technologies Corp.	8,684	628
*	Ciena Corp.	1,166	446
*	Harmonic Inc.	19,166	230
*	Calix Inc.	5,184	198
*	Xperi Inc.	24,444	145
*	Lantronix Inc.	19,920	106
*	Arista Networks Inc.	532	104
	Spok Holdings Inc.	9,090	96
			4,731
Total Common Stocks (Cost $424,878)			505,874
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 3.731% (Cost $812)	8,123	812
Total Investments (100.0%) (Cost $425,690)			506,686
Other Assets and Liabilities—Net (0.0%)			235
Net Assets (100%)			506,921
Cost is in $000.

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	3	444	(2)
Micro E-mini S&P 500 Index	September 2026	15	577	(6)
				(8)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.